Related Party Disclosures (Table)	12 Months Ended
Dec. 31, 2019
Related Party Disclosures Abstract [Abstract]
Summary of material transactions with related parties
The following table provides the amounts of material transactions that have been entered into with related parties for the relevant financial years. Please refer to Note 6 for the details of the Group’s structure:

		Sale of goods and rendering of services to related parties	Purchase of goods and receipt of services from related parties
		€	€
Entities controlled by the same ultimate controlling shareholder:
Dalian Wanda Group Co., Ltd. 1	2019	2,037	—
	2018	10,317	—
	2017	10,511	—
Dalian Wanda Group Co., Ltd. Beijing Investment Management Branch	2019	392	—
Shanghai Qingpu Wanda Mall Investment Co., Ltd.	2019	188	—
	2018	762	—
Nanning Wanda Mall Investment Co., Ltd.	2019	139	—
	2018	859	—
Wuhan Wanda East Lake Real Estate Development Co.Ltd.	2019	121	—
	2018	147	—
	2017	712	—
Tianjin Free Trade Zone Wanda Real Estate Co., Ltd.	2019	121	—
Zhangzhou Wanda Plaza Investment Co., Ltd.	2019	121	—
Changchun Auto City Wanda Plaza Investment Co., Ltd.	2019	110	—
Dezhou Wanda Plaza Investment Co., Ltd.	2019	121	—
Kunming Wanda Plaza Investment Co., Ltd.	2019	121	—
Nanjing Wanda Mall Investment Co., Ltd.	2019	121	9
	2018	859	—
Jingmen Wanda Plaza Investment Co., Ltd.	2019	121	—
Shanghai Wanda Commercial Plaza Real Estate Co., Ltd.	2019	121	—
Shiyan Wanda Plaza Real Estate Co., Ltd.	2019	121	—
Hefei Yaohai Wanda Plaza Investment Co., Ltd.	2019	121	—
Maanshan Wanda Plaza Investment Co., Ltd.	2019	121	—
Wanda Sports Travel and Consulting Company	2019	166	44
Wanda Business Management Group Co., Ltd. 2	2019	2,420	—
Wanda Hotel Management (Shanghai) Co., Ltd.	2019	24	24
Dalian Wanda Sports Culture Tourism Development Co., Ltd.	2019	729	—
Ankang Wanda Real Estate Co., Ltd.	2019	91	—
Guilin Lingui Wanda Real Estate Development Co., Ltd.	2019	97	—
Chengdu Tianfu Wanda Real Estate Co., Ltd. 3	2019	1,294	—
Lanzhou Wanda City Development Co., Ltd.	2019	442	—
Nanjing Lishui Wanda Plaza Co., Ltd.	2019	200	—
Tianshui Wanda Real Estate Development Co., Ltd.	2019	79	—
Taishan Wanda Real Estate Development Co., Ltd.	2019	79	—
Handan Huai Shang District Wanda Plaza Development Co., Ltd.	2019	79	—
The following table provides the amounts of material transactions that have been entered into with related parties for the relevant financial years.

		Sale of goods and rendering of services to related parties	Purchase of goods and receipt of services from related parties
		€	€
Leshan Wanda Plaza Investment Co., Ltd.	2019	79	—
Shenyang Quanyun Wanda Plaza Investment Co., Ltd.	2019	79	—
Wulanchabu Wanda Real Estate Co., Ltd.	2019	79	—
Yangzhou Wanda Real Estate Development Co., Ltd.	2019	79	—
Haian Wanda Real Estate Development Co., Ltd.	2019	79	—
Yanan Wanda Real Estate Development Co., Ltd.	2019	79	—
Changde Wanda Plaza Investment Co., Ltd.	2019	79	—
Shengzhou Wucheng Real Estate Development Co., Ltd.	2019	79	—
Zigong Wanda Real Estate Development Co., Ltd.	2019	79	—
Jiujiang Wanda Plaza Investment Co., Ltd.	2019	79	—
Wuhan Xinzhou Wanda Real Estate Development Co., Ltd.	2019	79	—
Shaanxi Jinshida Real Estate Co., Ltd.	2019	49	—
Jixian Wanda Plaza Commercial Management Co., Ltd.	2019	11	2
Ziyang Wanda Plaza Investment Co., Ltd.	2019	46	—
Yanan Wanda City Real Estate Co., Ltd.	2019	61	—
Xi’an Daming Palace Wanda Plaza Co., Ltd.	2019	24	—
Shenyang Olympic Body Wanda Plaza Co., Ltd.	2019	49	—
Dandong Wanda Plaza Co., Ltd.	2019	24	—
Panjin Wanda Plaza Real Estate Co., Ltd.	2019	12	—
Yanji Wanda Plaza Investment Co., Ltd.	2019	12	—
Yingkou Wanda Plaza Investment Co., Ltd.	2019	12	—
Urumqi Wanda Plaza Investment Co., Ltd.	2019	12	—
Wanda Sports & Media (Hong Kong) Co. Limited	2019	—	122
Beijing Wanda Plaza Real Estate Co., Ltd. Wanda Vista Hotel	2019	—	42
Xiamen Jimei Wanda Plaza Commercial Property Management Co., Ltd.	2019	—	6
Hangzhou Gongshu Wanda Plaza Commercial Management Co., Ltd	2019	—	7
Fuzhou Wanda Plaza Commercial Property Management Co., Ltd	2019	—	5
Beijing Tongzhou Wanda Plaza Commercial Management Co., Ltd.	2019	—	9
Shenyang Tiexi Wanda Plaza Commercial Management Co., Ltd. North 1st Road Branch	2019	—	4
Jinan Gaoxin Wanda Plaza Commercial Management Co., Ltd.	2019	—	5

The following table provides the amounts of material transactions that have been entered into with related parties for the relevant financial years.

		Sale of goods and rendering of services to related parties	Purchase of goods and receipt of services from related parties
		€	€
Suzhou Wuzhong Wanda Plaza Commercial Management Co., Ltd.	2019	—	4
Shanghai Baoshan Wanda Plaza Commercial Management Co., Ltd.	2019	—	11
Dongguan Houjie Wanda Plaza Commercial Management Co., Ltd.	2019	—	5
Guangzhou Panyu Wanda Plaza Commercial Property Management Co., Ltd.	2019	—	7
Foshan Wanda Plaza Commercial Property Management Co., Ltd.	2019	—	7
Wuhan Wanda Plaza Business Management Co., Ltd. Central Cultural Tourism Div.	2019	—	6
Xi’an Wanda Plaza Commercial Management Co., Ltd. High-tech Branch	2019	—	5
Mianyang Jingkai Wanda Plaza Commercial Management Co., Ltd.	2019	121	2
Chongqing Banan Wanda Plaza Commercial Management Co., Ltd.	2019	—	2
Changsha Wanda Plaza Commercial Property Management Co., Ltd.	2019	—	8
Hefei Wanda Plaza Commercial Management Co., Ltd.	2019	—	7
Nanchang Honggutan Wanda Plaza Commercial Management Co., Ltd.	2019	—	7
Tianjin Wanda Media Co., Ltd.	2019	—	289
Nanning Wanda International Film City Co., Ltd. Wanda Maodian	2019	—	16
Sunseeker International Ltd	2018	128	—
Joint ventures in which the parent is a venturer:
International Games Broadcast Services AG 4	2019	2,818	—
	2018	3,850	—
	2017	718	—
Infront Ringier Sports & Entertainment Switzerland AG	2019	17	449
	2018	30	1,188
	2017	79	1,308
Organizing Committee IIHF 2020 World Championship AG	2019	7	—
OC 2018 IIHF WM ApS	2019	—	3
	2018	536	684
	2017	100	—
DEB Eishockey Sport GmbH 5	2017	1,311	—
Associate:
FIS Marketing AG	2019	875	—
	2018	855	—
	2017	715	—
1
In 2019, the Group provided services in relation to hospitality and event organization of International Federation of Association Basketball (“FIBA”) World Cup for Dalian Wanda Group Co., Ltd. In 2018, the Group provided services in relation to the sponsorship of the International Federation of Association Football (“FIFA”) World Cup.

2	The Group provided services in relation to the marketing rights of the Ironman Kids for Wanda Business Management Group Co., Ltd.
3
The Group provided services in relation to marketing rights of the Badminton World Federation (“BWF”) Tour Finals, Urban Cycling World Championships (“UCI”) and Chengdu International Marathon for Chengdu Tianfu Wanda Real Estate Co., Ltd.

4	The Group provided services in relation to host broadcasting operations of Rugby World Cup for International Games Broadcast Services AG.
5	The Group provided consulting services in relation to the International Ice Hockey Federation (“IIHF”) World Championships for DEB Eishockey Sport GmbH.

Summary of material amounts due to or from related parties
The following table provided material amounts due to or from related parties for the relevant financial years:

		Amounts due from related parties	Amounts due to related parties
		€	€
Entities controlled by the same ultimate controlling shareholder:
Wanda Sports & Media (Hong Kong) Co. Limited	December 31, 2019	350	124
	December 31, 2018	221	—
Dalian Wanda Group Co Ltd	December 31, 2019	12	—
	December 31, 2018	5,238	—
Shanghai Qingpu Wanda Mall Investment Co., Ltd	December 31, 2019	64	—
	December 31, 2018	—	97
Beijing Wanda Cultural Industry Group Co., Ltd.	December 31, 2019	107,854	2,704
	December 31, 2018	107,898
Beijing Wanda Football Club Co., Ltd.	December 31, 2019	1	—
Tianjin Free Trade Zone Wanda Real Estate Co., Ltd.	December 31, 2019	17	—
Wanda Sports Travel and Consulting Company	December 31, 2019	165	44
Dalian Wanda Sports Culture Tourism Development Co., Ltd.	December 31, 2019	771	—
Ziyang Wanda Plaza Investment Co., Ltd.	December 31, 2019	48	—
Ankang Wanda Real Estate Co., Ltd.	December 31, 2019	83	—
Guilin Lingui Wanda Real Estate Development Co., Ltd.	December 31, 2019	83	—
Chengdu Tianfu Wanda Real Estate Co., Ltd.	December 31, 2019	1,279	—
Xi’an Daming Palace Wanda Plaza Co., Ltd.	December 31, 2019	26	—
Shenyang Olympic Body Wanda Plaza Co., Ltd.	December 31, 2019	26	—
Panjin Wanda Plaza Real Estate Co., Ltd.	December 31, 2019	13	—
Jixian Wanda Plaza Commercial Management Co., Ltd.	December 31, 2019	12	—
Shaanxi Jinshida Real Estate Co., Ltd.	December 31, 2019	51	—
Lanzhou Wanda City Development Co., Ltd.	December 31, 2019	467	—
Nanjing Lishui Wanda Plaza Co., Ltd.	December 31, 2019	83	—
Tianshui Wanda Real estate development co. LTD	December 31, 2019	83	—
Taishan Wanda Real Estate Development Co., Ltd.	December 31, 2019	83	—
Handan Huai Shang District Wanda Plaza Development Co., Ltd.	December 31, 2019	83	—
Leshan Wanda Plaza Investment Co., Ltd.	December 31, 2019	83	—
Shenyang Quanyun Wanda Plaza Investment Co., Ltd.	December 31, 2019	83	—
Wulanchabu Wanda Real Estate Co., Ltd.	December 31, 2019	83	—
Yangzhou Wanda Real Estate Development Co., Ltd.	December 31, 2019	83	—
Haian Wanda Real Estate Development Co., Ltd.	December 31, 2019	83	—
Yanan Wanda Real Estate Development Co., Ltd.	December 31, 2019	83	—

The following table provided material amounts due to or from related parties for the relevant financial years:

		Amounts due from related parties	Amounts due to related parties
		€	€
Infront International Holdings AG	December 31, 2019	—	932
	December 31, 2018	—	952
Wanda Sports & Media (Hong Kong) Holding Co. Limited*	December 31, 2019	—	614
	December 31, 2018	783	174,620
Wanda Sports Finance Co. Limited	December 31, 2019	—	1,671
Tianjin Wanda Media Co., Ltd.	December 31, 2019	—	168
Wanda Culture Holding Co., Ltd.	December 31, 2018	—	460,551
Wanda America Investment Holding Co.,Ltd.	December 31, 2018	—	43,655
Joint ventures in which the parent is a venturer:
Organizing Committee IIHF 2020 World Championship AG	December 31, 2019	—	8
International Games Broadcast Services AG	December 31, 2019	115	—
	December 31, 2018	3,778	—
Infront Ringier Sports & Entertainment Switzerland AG	December 31, 2018	118	380
OC 2018 IIHF WM ApS	December 31, 2018	3	7
Associates:
FIS Marketing AG	December 31, 2019	—	95
	December 31, 2018	108	—
Verein Tour de Suisse	December 31, 2019	320	—

Summary of material loans to related parties
The following table provides information on material loans to related parties for the relevant financial years.

		Interest income	Amounts due from related parties
		€	€
Loans to related parties:
Entities controlled by the same ultimate controlling shareholder:
Wanda Sports & Media (Hong Kong) Co. Limited 6	December 31, 2019	250	6,058
	December 31, 2018	336	5,410
	December 31, 2017	778	24,266
Infront Finance Luxembourg Sàrl 7	December 31, 2017	—	—
Infront International Holding AG 8	December 31, 2018	270	—
Joint ventures in which the parent is a venturer:
Infront Ringier Sports & Entertainment Switzerland AG 9	December 31, 2019	5	—
	December 31, 2018	5	10
	December 31, 2017	9	—

6
The Group had a loan receivable balance of €6,058 as at December 31, 2019, €5,410 as at December 31, 2018 and €24,266 as at December 31, 2017 with Wanda Sports & Media (Hong Kong) Co. Limited. The loan with €5,251 carried annual interest rates ranging from 3.64% to 3.68% in 2019 with a maturity date of December 2, 2026. The remaining loan amounting to €807 with no interest rate and maturity date.

The Group and Wanda Sports & Media (Hong Kong) Co. Limited have reached an agreement in December 2019 that the Company will bear the social security contribution due to exercise the options by tranches under the ISA Plan (see Note 35) in late 2018 and during the year of 2019 that originally signed among Wanda Sports & Media (Hong Kong) Co. Limited, IHAG, the Participants under ISA Plan.
The total contribution was approximately CHF 4.3 million (approximately €3,714) and has already been paid by the Group. Before reaching this agreement, Wanda Sports & Media (Hong Kong) Co. Limited had volunteered to bear such security contribution although it was legally unclear which party should bear such cost.
Due to such arrangement, a corresponding expense of €3,714 has been booked into the personnel expenses in the statement of profit or loss for the year ended December 31, 2019.

7
As at December 31, 2016, the Group had a loan receivable balance of €141,263 with Infront Finance Luxembourg Sàrl. The loan carried an annual interest rate of 5.2% with a maturity date of July 21, 2019. The amount was netted off by the dividend declared by the Company in 2017.

8	During 2018, a loan in the amount of €12,235 was granted to Infront International Holdings AG, which was then waived in late 2018.

9
The Group had a loan receivable balance of €10 as at December 31, 2018 and €0 as at December 31, 2017 with Infront Ringier Sports & Entertainment Switzerland AG. It carried an annual interest rate of 0.3% with a maturity date of December 31, 2020.

Summary of material loans from related parties
The following table provides information on material loans from related parties for the relevant financial years.

		Interest expense	Amounts due to related parties
		€	€
Loans from related parties:
Entities controlled by the same ultimate controlling shareholder:
Infront International Holdings AG 10	December 31, 2018	7,615	—
	December 31, 2017	19,497	393,833
Wanda Sports & Media (Hong Kong) Holding Co. Limited 11	December 31, 2019	2,680	44,685

10.
The Group had a loan payable balance of €0 as at December 31, 2018, and €393,833 as at December 31, 2017 with Infront International Holdings AG. The loan was fully repaid on May 24, 2018. It had a maturity date of July 21, 2019 and carried an effective annual interest rate of 3.1% after taking into account the effect of Cross Currency Swap.

11.
In December 2019, the Company has reached a supplemental agreement regarding to the US$ 50 million outstanding balance of the promissory note issued to WSM as part of the Restructuring mentioned in Note 1. According to the agreement, a “fund occupied fee” will be charged to the Company by WSM at an annualized rate of 7.8% staring from March 14, 2019. For the year ended December 31, 2019, the “fund occupied fee” was then agreed to US$3 million (approximately €2,680). The outstanding balance of the promissory note is presented under other payables in the consolidated statement of financial position.

Summary of compensation of key management personnel of the group
The following table provides compensation of key management personnel of the Group.

	2019	2018	2017
	€	€	€
Short-term employee benefits	5, 5 92	6,638	7,089
Post-employment benefits	58	48	51
Share-based payments	8,698	6,050	6,847

Total compensation paid to key management personnel	14, 348	12,736	13,987